N-6	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VLI Separate Account-4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide Innovator Corporate VUL
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed $25.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Illustration Charge – Upon requesting excessive illustrations (more than 10 requests in any 12 month period).
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to interest on any outstanding policy loans and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy
Charges and Policy Riders and Rider Charges. Please refer to the Policy Data Page(s) of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.03%[1]	2.48%[1]
1 As a percentage of underlying mutual fund net assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed $25.

Transaction Charges [Text Block]
Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Illustration Charge – Upon requesting excessive illustrations (more than 10 requests in any 12 month period).
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to interest on any outstanding policy loans and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy
Charges and Policy Riders and Rider Charges. Please refer to the Policy Data Page(s) of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.03%[1]	2.48%[1]
1 As a percentage of underlying mutual fund net assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.48%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund net assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).

Risks Associated with Investment Options
● Investment in the policy is subject to the risk of poor investment performance of the investment options and can vary depending on the performance of the investment options available under the policy and selected by the Policy Owner.
● Each investment option, including the Fixed Account, will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide and any obligations (including general account obligations), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal
Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has
Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers and Transfer Restrictions).● Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Account Transfers).● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers (see U.S. Mail Restrictions and Other Restrictions).● Not all investment options may be available under your policy (see Appendix A: Underlying Mutual Funds Available Under the Policy).● The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations).
Optional Benefit Restrictions [Text Block]	● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.● The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations).For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, and any surrender charge to terminate the existing policy, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: Policy Year 1 12% of Premium received up to Target Premium for all policies; 12% of Premium received that exceeds Target Premium for all policies
Currently:
Policy Year 1

10% of Premium received
up to Target Premium for
all policies;
2% of Premium if the
policy
is a modified
endowment contract[2]; and
0% of Premium received
that exceeds
Target Premium if the
policy is not a
modified endowment
contract

Illustration Charge[3]	If illustration requests exceed 10 in any 12 month period	Maximum: $25	Currently: $25
Partial Surrender Fee	Upon a partial surrender	Maximum: $25	Currently: $0
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:
For policies issued with
the guideline premium/
cash value corridor test:
$42.50 per $1,000 of
Cash Value
For policies issued with
the cash value
accumulation test:
$157 per $1,000 of Cash
Value
Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.[1]The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.[2]For policies with applications dated on or after October 1, 2020 that are modified endowment contracts the charge is 2%. For policies with applications dated before October 1, 2020 that are modified endowment contracts, and for all policies that are not modified endowment contracts, the charge is 0%. [3]The Policy Owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	Currently: $0.37 per $1,000 of Net Amount At Risk[1]
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	Currently: $0.00 per $1,000 of Base Policy Specified Amount[3]
Variable Account Asset Charge[4]	Monthly	Maximum: 0.90% of Cash Value allocated to the Sub- Accounts	Currently: 0.65% of Cash Value allocated to the Sub- Accounts[5]
Administrative Per Policy Charge	Monthly	Maximum: $10.00 per policy	Currently: $0.00 per policy[6]
Policy Loan Interest Charge[7]	Annually and at the time of certain events and transactions	Maximum: 2.50% of Indebtedness	Currently: 2.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Additional Term Insurance Rider Cost of Insurance Charge† The Rider is available for election until the Insured reaches Attained Age 100.	Monthly	Maximum: $83.33 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	$0.16 per $1,000 of Rider Death Benefit[8]
Optional Benefit Charges
Additional Term Insurance Rider Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.00 per $1,000 of Rider Specified Amount
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.[1]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.37 per $1,000 of Net Amount At Risk. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.31 per $1,000 of Net Amount At Risk.[2]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[3]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.00 per $1,000 of Base Policy Specified Amount. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.08 per $1,000 of Base Policy Specified Amount.[4]The Variable Account Asset Charge may be reduced by an amount substantially equal to payments Nationwide expects to receive from certain underlying mutual funds based on the policy’s non-loaned Cash Value allocated to certain Sub-Accounts, see Variable Account Asset Charge. [5]For policies with a Policy Date on or after January 1, 2023, the current Variable Account Asset Charge is 0.65% of Cash Value allocated to the Sub-Accounts. For policies with a Policy Date prior to January 1, 2023, the current Variable Account Asset Charge is 0.50% of Cash Value allocated to the Sub-Accounts.[6]For policies with a Policy Date on or after January 1, 2023, the current Administrative Per Policy Charge is $0.00 per policy. For policies with a Policy Date prior to January 1, 2023, the current Administrative Per Policy Charge is $5.00 per policy.[7]The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50% for policies issued on or after June 1, 2020. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.[8]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Additional Term Insurance Rider Cost of Insurance Charge is $0.16 per $1,000 of Rider Death Benefit. For policies with a Policy Date prior to January 1, 2023, the amount to be deducted will be $0.25 per $1,000 of Rider Death Benefit.The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	2.48%

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: Policy Year 1 12% of Premium received up to Target Premium for all policies; 12% of Premium received that exceeds Target Premium for all policies
Currently:
Policy Year 1

10% of Premium received
up to Target Premium for
all policies;
2% of Premium if the
policy
is a modified
endowment contract[2]; and
0% of Premium received
that exceeds
Target Premium if the
policy is not a
modified endowment
contract

Illustration Charge[3]	If illustration requests exceed 10 in any 12 month period	Maximum: $25	Currently: $25
Partial Surrender Fee	Upon a partial surrender	Maximum: $25	Currently: $0
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:
For policies issued with
the guideline premium/
cash value corridor test:
$42.50 per $1,000 of
Cash Value
For policies issued with
the cash value
accumulation test:
$157 per $1,000 of Cash
Value
Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.[1]The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.[2]For policies with applications dated on or after October 1, 2020 that are modified endowment contracts the charge is 2%. For policies with applications dated before October 1, 2020 that are modified endowment contracts, and for all policies that are not modified endowment contracts, the charge is 0%. [3]The Policy Owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
Sales Load, Description [Text Block]	Percent of Premium Charge[1]
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load (of Premium Payments), Current [Percent]	10.00%
Sales Load, Footnotes [Text Block]	The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge.
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	Currently: $0.37 per $1,000 of Net Amount At Risk[1]
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	Currently: $0.00 per $1,000 of Base Policy Specified Amount[3]
Variable Account Asset Charge[4]	Monthly	Maximum: 0.90% of Cash Value allocated to the Sub- Accounts	Currently: 0.65% of Cash Value allocated to the Sub- Accounts[5]
Administrative Per Policy Charge	Monthly	Maximum: $10.00 per policy	Currently: $0.00 per policy[6]
Policy Loan Interest Charge[7]	Annually and at the time of certain events and transactions	Maximum: 2.50% of Indebtedness	Currently: 2.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Additional Term Insurance Rider Cost of Insurance Charge† The Rider is available for election until the Insured reaches Attained Age 100.	Monthly	Maximum: $83.33 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	$0.16 per $1,000 of Rider Death Benefit[8]
Optional Benefit Charges
Additional Term Insurance Rider Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.00 per $1,000 of Rider Specified Amount
[1]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.37 per $1,000 of Net Amount At Risk. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.31 per $1,000 of Net Amount At Risk.[2]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[3]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.00 per $1,000 of Base Policy Specified Amount. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.08 per $1,000 of Base Policy Specified Amount.[4]The Variable Account Asset Charge may be reduced by an amount substantially equal to payments Nationwide expects to receive from certain underlying mutual funds based on the policy’s non-loaned Cash Value allocated to certain Sub-Accounts, see Variable Account Asset Charge. [5]For policies with a Policy Date on or after January 1, 2023, the current Variable Account Asset Charge is 0.65% of Cash Value allocated to the Sub-Accounts. For policies with a Policy Date prior to January 1, 2023, the current Variable Account Asset Charge is 0.50% of Cash Value allocated to the Sub-Accounts.[6]For policies with a Policy Date on or after January 1, 2023, the current Administrative Per Policy Charge is $0.00 per policy. For policies with a Policy Date prior to January 1, 2023, the current Administrative Per Policy Charge is $5.00 per policy.[7]The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50% for policies issued on or after June 1, 2020. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.[8]For policies with a Policy Date on or after January 1, 2023, the Representative example for the Additional Term Insurance Rider Cost of Insurance Charge is $0.16 per $1,000 of Rider Death Benefit. For policies with a Policy Date prior to January 1, 2023, the amount to be deducted will be $0.25 per $1,000 of Rider Death Benefit.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	Currently: $0.37 per $1,000 of Net Amount At Risk[1]

Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.03%
Insurance Cost, Footnotes [Text Block]	For policies with a Policy Date on or after January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.37 per $1,000 of Net Amount At Risk. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.31 per $1,000 of Net Amount At Risk.
Annual Maintenance Fee, Description [Text Block]	Base Policy Specified Amount Charge
Annual Maintenance Fee, When Deducted [Text Block]	Monthly
Annual Maintenance Fee, Representative Investor [Text Block]
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	Currently: $0.00 per $1,000 of Base Policy Specified Amount[3]

Annual Maintenance Fee, Minimum [Dollars]	$ 0.00
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	0.40%
Annual Maintenance Fee, Footnotes [Text Block]	For policies with a Policy Date on or after January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.00 per $1,000 of Base Policy Specified Amount. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.08 per $1,000 of Base Policy Specified Amount.
Mortality Risk Fees, Description [Text Block]	Variable Account Asset Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.65%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Variable Account Asset Charge may be reduced by an amount substantially equal to payments Nationwide expects to receive from certain underlying mutual funds based on the policy’s non-loaned Cash Value allocated to certain Sub-Accounts, see Variable Account Asset Charge. [5]For policies with a Policy Date on or after January 1, 2023, the current Variable Account Asset Charge is 0.65% of Cash Value allocated to the Sub-Accounts. For policies with a Policy Date prior to January 1, 2023, the current Variable Account Asset Charge is 0.50% of Cash Value allocated to the Sub-Accounts.
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 10.00
Administrative Expense, Current [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	For policies with a Policy Date on or after January 1, 2023, the current Administrative Per Policy Charge is $0.00 per policy. For policies with a Policy Date prior to January 1, 2023, the current Administrative Per Policy Charge is $5.00 per policy.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	2.48%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	2.48%
Item 5. Principal Risks [Table Text Block]	Principal RisksVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.Risk of Allocating Cash Value to the Fixed Account Option Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the guaranteed minimum interest crediting rates. Interest credited to the Fixed Account alone may be insufficient to pay the policy’s charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.Fixed Account Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.Improper UseVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The Policy Owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.Death Benefit Option 1 The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by Policy Owners who are interested in maintaining a pre-determined amount of life insurance coverage. Death Benefit Option 2 The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by Policy Owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Value less Indebtedness after the change must be sufficient to keep the policy In Force for at least three months. Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit. Nationwide will utilize a specified money market Sub-Account that is not available for direct allocation by the Policy Owner for sole purpose of administration of claims for Death Benefit Proceeds. On the date the death of the Insured is reported to the Service Center, Cash Value allocated to Sub-Accounts (and in some instances Cash Value allocated to the Fixed Account) will be transferred to that specified money market Sub-Account. The Cash Value will remain allocated to that specified money market Sub-Account until all claim good order requirements are satisfied, see Contacting the Service Center.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or •the guideline premium/cash value corridor test. If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code. •Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years. •Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit. Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Maximum Death BenefitNationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Additional Term Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the Policy Owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the Policy Owner. The Policy Owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy. The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the Policy Owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available. Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured section after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.Suicide If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured, the amount payable will be equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Value less Indebtedness after the change must be sufficient to keep the policy In Force for at least three months. Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	● Available for post-issue election until the Insured reaches Attained Age 100 ● If purchase after the Policy Date, evidence of insurability is required
Policy Riders and Rider ChargesPolicy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. Some Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider. Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges. The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table. Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans. Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:•Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age); •The Insured is Attained Age 75 or older; •The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; •The policy's Cash Value is at least $100,000; and •All amounts available for partial surrender not subject to federal income tax have been taken. The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy The change of Insured option will terminate when the Overloan Lapse Protection Rider is invoked. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
● Insured’s Attained Age is 75
● Policy is in its 27th policy year
● Death Benefit Option 1
● Total Specified Amount: $700,000
● Indebtedness: $627,000
● Cash Value: $660,000
● Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on product
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The Death Benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640 ($660,000 -$30,360).
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made
Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 120. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 120, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Additional Term Insurance Rider will result in a lower Enhancement Benefit, if any. Nationwide may prospectively discontinue offering the Additional Term Insurance Rider at any time. Subject to Nationwide’s approval, the Policy Owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If the Policy Owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the Policy Owner’s written request, unless the Policy Owner specifies and Nationwide approves a different date. The Rider Specified Amount is the amount of insurance coverage provided by the Additional Term Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 1% of the minimum Total Specified Amount. The Rider Death Benefit may vary monthly and is based on the death benefit option in effect for the base policy, see Additional Term Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value. Monthly Rider charges are different from, and in addition to, the charges assessed under the base policy. The charges associated with the Additional Term Insurance Rider are: •Additional Term Insurance Rider Cost of Insurance Charge; and •Additional Term Insurance Rider Specified Amount Charge.
Example:
Assume the Base Policy Specified Amount is $700,000, Death Benefit Option 2, the
Enhanced Cash Value is $70,000, and the Additional Term Insurance Rider Specified
Amount is $300,000 and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if the policy is not in corridor and there is no
Indebtedness, the Death Benefit Proceeds under the base policy will be $770,000 and the
Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of
$1,070,000.

Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Additional Term Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate. Nationwide bases the Additional Term Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Additional Term Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance. Additional Term Insurance Rider Specified Amount Charge The Additional Term Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges. The maximum guaranteed monthly Additional Term Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount. To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending. Policy Charge Blending and Compensation When the Additional Term Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges. In most instances, overall policy charges are lower if the Policy Owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased. Generally, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending. Before deciding whether to purchase the Additional Term Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the financial professional and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. A financial professional can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider. Rider Specified Amount Increases and Decreases All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount. If the Policy Owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased. Additional Term Insurance Rider Death Benefit Calculation The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Additional Term Insurance Rider Death Benefit is calculated as follows: (1)the total Net Amount At Risk for the policy and this Rider; multiplied by (2)the Rider Specified Amount; divided by (3)the Total Specified Amount. Depending on the policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount. The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit. The base policy's Death Benefit is calculated using the formula below: [CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)] Where: CV is the Cash Value of the policy; and Total NAAR is the total Net Amount At Risk, which is the Death Benefit minus the Cash Value. The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount. Terminating the Rider This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code. This Rider also terminates upon the earliest of the following dates: •the date the policy is surrendered or terminated; •the date the policy Lapses; •the Insured's death; or •the date the Insured reaches Attained Age 120. Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Policy Owner if the policy's status is in jeopardy. There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination. In most instances, terminating the Rider will not be to the Policy Owner’s advantage. Consult with a financial professional before deciding to terminate coverage under this Rider.
Benefits Available [Table Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	● Available for post-issue election until the Insured reaches Attained Age 100 ● If purchase after the Policy Date, evidence of insurability is required

Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php. This information can also be obtained at no cost by calling 1-877-351-8808 or by sending an email request to NILI_Information_Request@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.NOTE: The availability of the BNY Mellon Variable Investment Fund - Government Money Market Portfolio is limited. It is not available for direct allocation by the Policy Owner.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000211469NW/index.php. This information can also be obtained at no cost by calling 1-877-351-8808 or by sending an email request to NILI_Information_Request@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix F: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: AllianceBernstein L.P.	0.90%*	41.70%	10.47%	6.64%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.16%	9.25%	-0.96%	9.94%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.90%*	14.64%	0.49%	7.23%
Equity	American Funds Insurance Series® - Growth Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.59%	20.23%	13.37%	17.97%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Equity	American Funds Insurance Series® - International Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.78%	26.76%	3.40%	7.00%
Equity	American Funds Insurance Series® - New World Fund®: Class 2 Investment Advisor: Capital Research and Management Company	0.82%*	28.30%	5.32%	9.25%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	17.21%	13.89%	12.36%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.91%*	19.53%	5.62%	7.42%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	0.80%*	10.07%	9.67%	8.78%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	17.53%	14.12%	14.52%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co., LLC	0.85%	10.07%	9.37%	12.92%
Capital Preservation	BNY Mellon Variable Investment Fund - Government Money Market Portfolio Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Dreyfus, a division of Mellon Investments Corporation	0.35%*	3.93%	2.89%	1.79%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	19.94%	12.23%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short- Term Fixed Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation- Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.11%	7.55%	1.05%	3.12%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in policies issued before December 31, 2023 Investment Advisor: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II This Sub-Account is only available in policies issued before December 31, 2023 Investment Advisor: Federated Investment Management Company	0.78%*	6.80%	-0.84%	1.06%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.87%	41.04%	5.77%	10.82%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.51%	11.78%	3.90%	6.50%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.54%	13.18%	4.73%	7.27%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.56%	14.47%	5.41%	7.92%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.59%	15.33%	6.13%	8.77%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.63%	16.58%	7.44%	9.89%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.67%	18.66%	8.89%	10.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.73%	9.33%	10.98%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.68%	9.33%	10.98%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.71%	9.33%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.75%	9.33%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.71%	9.33%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC	0.70%	19.82%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Retirement Fund Portfolio: Service Class (formerly, Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class) Investment Advisor: Fidelity Management & Research Company LLC	0.46%	9.56%	2.25%	4.34%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.24%	7.01%	-0.67%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.38%	15.25%	15.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.56%	18.92%	12.41%	11.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.22%	12.18%	7.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.78%	13.58%	17.33%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	1.71%	17.78%	14.31%	14.70%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.26%	33.06%	7.92%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class This Sub-Account is only available in policies issued before December 31, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	3.04%	4.12%	3.77%
Equity	Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.21%	17.02%	13.03%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.69%	7.91%	12.02%	10.71%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Templeton Investment Counsel, LLC	1.08%*	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Franklin Advisers, Inc.	0.50%*	16.09%	-0.69%	0.11%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	7.36%	4.68%	11.59%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.82%*	16.14%	10.48%	10.85%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	17.44%	15.43%	11.95%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Invesco Advisers, Inc.	0.75%	15.62%	12.85%	10.73%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares This Sub-Account is only available in policies issued before December 31, 2020 Investment Advisor: Invesco Advisers, Inc.	0.92%	6.73%	3.64%	4.83%
Equity	Invesco - Invesco V.I. Main Street Fund: Series I This Sub-Account is only available in policies issued before December 31, 2023 Investment Advisor: Invesco Advisers, Inc.	0.80%*	15.93%	12.47%	12.53%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Invesco V.I. International Growth Fund: Series I This Sub-Account is only available in policies issued before December 31, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	16.32%	2.15%	5.64%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.01%	8.41%	11.89%	15.40%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	33.36%	13.71%	17.20%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	41.77%	10.76%	9.35%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.47%*	6.60%	0.87%	2.87%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	16.02%	11.65%	10.23%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.77%	10.27%	6.40%	8.95%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.98%	8.32%	2.09%	4.72%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	11.90%	10.82%	15.31%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Fixed Income	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.78%*	6.94%	-0.09%	2.38%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	12.77%	9.69%	9.77%
Equity	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class This Sub-Account is only available in policies issued before December 31, 2021 Investment Advisor: Massachusetts Financial Services Company	0.55%*	15.82%	15.01%	13.59%
Equity	MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	1.23%*	33.65%	4.37%	7.92%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.90%*	3.53%	1.32%	5.01%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.48%*	5.83%	2.56%	2.70%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.10%*	15.33%	2.70%	4.51%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I This Sub-Account is only available in policies issued before December 31, 2025 Investment Advisor: Morgan Stanley Investment Management Inc.	0.57%*	35.72%	3.41%	17.76%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.90%*	18.54%	10.79%	10.49%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	12.59%	6.03%	6.70%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.81%*	15.05%	8.23%	8.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.74%*	8.76%	2.76%	4.04%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.80%*	13.60%	7.22%	7.72%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.86%*	16.51%	9.45%	9.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	11.32%	4.98%	5.87%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	7.00%	-0.62%	1.17%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.42%	3.96%	2.99%	1.89%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.07%	16.36%	4.94%	11.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.69%*	14.23%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.44%	14.69%	13.59%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	14.20%	19.09%	18.02%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	5.70%	2.13%	2.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	10.35%	8.62%	11.00%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	0.92%*	0.58%	5.69%	6.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	12.54%	5.91%	9.46%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.85%*	2.39%	7.91%	7.66%
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: New York Investors LLC	0.64%	5.13%	5.43%	5.01%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.13%*	14.20%	5.60%	6.77%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.15%	12.75%	0.15%	2.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.81%	8.95%	3.97%	5.57%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	0.77%	10.36%	3.57%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.48%	6.29%	-6.79%	0.02%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.39%	7.85%	1.21%	3.21%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	8.89%	0.02%	2.36%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	0.03%	17.83%	14.38%	14.75%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.80%*	16.30%	12.22%	16.93%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	0.84%*	3.55%	3.84%	9.81%
Allocation	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited	0.85%*	14.50%	5.50%	7.84%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	16.83%	13.24%	11.76%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.14%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	5.69%	-0.41%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.36%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.26%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.85%	2.23%	2.81%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	6.11%	3.81%	9.61%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	16.93%	12.98%	14.10%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	0.85%*	1.00%	6.34%	6.21%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.NOTE: The availability of the BNY Mellon Variable Investment Fund - Government Money Market Portfolio is limited. It is not available for direct allocation by the Policy Owner.
Nationwide Innovator Corporate VUL | Policy Lapse
Item 2. Key Information [Line Items]
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Innovator Corporate VUL | Unfavorable Sub-Account Investment Experience
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Nationwide Innovator Corporate VUL | Risk of Increase in Current Fees and Charges
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Nationwide Innovator Corporate VUL | Risk of Allocating Cash Value to the Fixed Account Option
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Allocating Cash Value to the Fixed Account Option Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the guaranteed minimum interest crediting rates. Interest credited to the Fixed Account alone may be insufficient to pay the policy’s charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Innovator Corporate VUL | Limitation of Access To Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Nationwide Innovator Corporate VUL | Fixed Account Transfer Restrictions and Limitations
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fixed Account Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Nationwide Innovator Corporate VUL | Sub-Account Transfer Limitations
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Innovator Corporate VUL | Sub-Account Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.
Nationwide Innovator Corporate VUL | Improper Use
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Improper UseVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The Policy Owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Nationwide Innovator Corporate VUL | Adverse Tax Consequences
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Innovator Corporate VUL | State Variations
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Nationwide Innovator Corporate VUL | Cybersecurity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Innovator Corporate VUL | Business Continuity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Innovator Corporate VUL | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Innovator Corporate VUL | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Nationwide Innovator Corporate VUL | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	● Investment in the policy is subject to the risk of poor investment performance of the investment options and can vary depending on the performance of the investment options available under the policy and selected by the Policy Owner.● Each investment option, including the Fixed Account, will have its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Innovator Corporate VUL | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide and any obligations (including general account obligations), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Innovator Corporate VUL | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Nationwide Innovator Corporate VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Nationwide Innovator Corporate VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Nationwide Innovator Corporate VUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Nationwide Innovator Corporate VUL | Allspring Variable Trust - VT Discovery SMID Cap Growth Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	(2.46%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Innovator Corporate VUL | Allspring Variable Trust - VT Small Cap Growth Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Asset Allocation Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Capital World Bond Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital World Bond Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Global Small Capitalization Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Growth Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Growth-Income Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - International Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	26.76%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - New World Fund® Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.30%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - U.S. Government Securities Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - Washington Mutual Investors Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.36%
Nationwide Innovator Corporate VUL | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.25%
Nationwide Innovator Corporate VUL | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Nationwide Innovator Corporate VUL | BNY Mellon Investment Portfolios - MidCap Stock Portfolio Initial Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Nationwide Innovator Corporate VUL | BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Nationwide Innovator Corporate VUL | BNY Mellon Stock Index Fund Inc. Initial Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Nationwide Innovator Corporate VUL | BNY Mellon Variable Investment Fund - Appreciation Portfolio Initial Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Nationwide Innovator Corporate VUL | BNY Mellon Variable Investment Fund - Government Money Market Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Government Money Market Portfolio
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	3.93%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Nationwide Innovator Corporate VUL | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Nationwide Innovator Corporate VUL | DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Nationwide Innovator Corporate VUL | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide Innovator Corporate VUL | Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products - Emerging Markets Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.04%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.50%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.58%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.68%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	10.98%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.71%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.75%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.71%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2070 Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Retirement Fund Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Retirement Fund Portfolio: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	7.01%
Average Annual Total Returns, 5 Years [Percent]	(0.67%)
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	21.38%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	15.66%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.78%
Average Annual Total Returns, 5 Years [Percent]	13.58%
Average Annual Total Returns, 10 Years [Percent]	17.33%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP International Index Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	33.06%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	2.61%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Nationwide Innovator Corporate VUL | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Nationwide Innovator Corporate VUL | Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Innovator Corporate VUL | Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Nationwide Innovator Corporate VUL | Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Nationwide Innovator Corporate VUL | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
Nationwide Innovator Corporate VUL | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Nationwide Innovator Corporate VUL | Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Comstock Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Comstock Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	11.95%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. EQV International Equity Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Global Fund Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Growth and Income Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	12.85%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. High Yield Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series I Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Main Street Fund Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Nationwide Innovator Corporate VUL | Invesco - Invesco V.I. Main Street Small Cap Fund Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Nationwide Innovator Corporate VUL | Invesco V.I. International Growth Fund Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.32%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	5.64%
Nationwide Innovator Corporate VUL | Ivy Variable Insurance Portfolios - Nomura VIP Growth Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	15.40%
Nationwide Innovator Corporate VUL | Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
Nationwide Innovator Corporate VUL | Janus Aspen Series - Janus Henderson Balanced Portfolio Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Nationwide Innovator Corporate VUL | Janus Aspen Series - Janus Henderson Enterprise Portfolio Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Nationwide Innovator Corporate VUL | Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Nationwide Innovator Corporate VUL | Lazard Retirement Series Inc. - Lazard Retirement Emerging Markets Equity Portfolio Service Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.77%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Nationwide Innovator Corporate VUL | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Nationwide Innovator Corporate VUL | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund - Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
Nationwide Innovator Corporate VUL | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Nationwide Innovator Corporate VUL | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Nationwide Innovator Corporate VUL | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Nationwide Innovator Corporate VUL | Lord Abbett Series Fund Inc. - Bond Debenture Portfolio Class VC
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Nationwide Innovator Corporate VUL | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio Class VC
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
Nationwide Innovator Corporate VUL | Lord Abbett Series Fund Inc. - Total Return Portfolio Class VC
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust - MFS Growth Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust - MFS Mid Cap Growth Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust - MFS Total Return Bond Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust - MFS Value Series Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.59%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	33.65%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust II - MFS Research International Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Nationwide Innovator Corporate VUL | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide Innovator Corporate VUL | Morgan Stanley Variable Insurance Fund Inc. - Emerging Markets Debt Portfolio Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Nationwide Innovator Corporate VUL | Morgan Stanley Variable Insurance Fund Inc. - Growth Portfolio Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	35.72%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	17.76%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(2.09%)
Average Annual Total Returns, 10 Years [Percent]	9.67%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.54%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	16.51%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class X
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Bond Index Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.63%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Government Bond Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class V
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	3.96%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	GQG Partners LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT International Index Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.12%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund Class Y
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.69%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	18.02%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.47%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class X
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.21%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Real Estate Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	14.55%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class Y
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Nationwide Innovator Corporate VUL | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.39%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Nationwide Innovator Corporate VUL | New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	New York Investors LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - All Asset Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged) Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - High Yield Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Income Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.88%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	2.48%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(6.79%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Low Duration Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Real Return Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Short-Term Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Nationwide Innovator Corporate VUL | PIMCO Variable Insurance Trust - Total Return Portfolio Administrative Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Nationwide Innovator Corporate VUL | Schwab Annuity Portfolios - Schwab® SP 500 Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.75%
Nationwide Innovator Corporate VUL | T. Rowe Price Equity Series Inc. - T. Rowe Price All-Cap Opportunities Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	16.93%
Nationwide Innovator Corporate VUL | T. Rowe Price Equity Series Inc. - T. Rowe Price Blue Chip Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
Nationwide Innovator Corporate VUL | T. Rowe Price Equity Series Inc. - T. Rowe Price Equity Income Portfolio II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Nationwide Innovator Corporate VUL | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.55%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Nationwide Innovator Corporate VUL | T. Rowe Price Equity Series Inc. - T. Rowe Price Moderate Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Nationwide Innovator Corporate VUL | VanEck VIP Trust - VanEck VIP Global Resources Fund Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	36.48%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Balanced Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Capital Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Diversified Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Equity Income Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Equity Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - International Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Nationwide Innovator Corporate VUL | Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Nationwide Innovator Corporate VUL | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	6.21%
Nationwide Innovator Corporate VUL | Illustration
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Illustration Charge[3]
Other Transaction Fee, When Deducted [Text Block]	If illustration requests exceed 10 in any 12 month period
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25
Nationwide Innovator Corporate VUL | Overloan Lapse Protection Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	42.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Subject to eligibility requirements to invoke the Rider● Election to invoke is irrevocable● Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)● Cash Value will be transferred to the Fixed Account and may not be transferred out● No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Operation of Benefit [Text Block]	Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:•Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age); •The Insured is Attained Age 75 or older; •The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; •The policy's Cash Value is at least $100,000; and •All amounts available for partial surrender not subject to federal income tax have been taken. The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy The change of Insured option will terminate when the Overloan Lapse Protection Rider is invoked. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Calculation Method of Benefit [Text Block]
Example:
Assume a policy is currently In Force and the following:
● Insured’s Attained Age is 75
● Policy is in its 27th policy year
● Death Benefit Option 1
● Total Specified Amount: $700,000
● Indebtedness: $627,000
● Cash Value: $660,000
● Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on product
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The Death Benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640 ($660,000 -$30,360).
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made

Nationwide Innovator Corporate VUL | Flat Extra Charge
Item 2. Key Information [Line Items]
Insurance Cost, Description [Text Block]	Flat Extra Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost (of Face Amount), Maximum [Percent]	2.08%
Insurance Cost, Footnotes [Text Block]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
Nationwide Innovator Corporate VUL | Policy Loan Interest
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50% for policies issued on or after June 1, 2020. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans.
Nationwide Innovator Corporate VUL | Additional Term Insurance Rider Cost of Insurance Charge
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Additional Term Insurance Rider Cost of Insurance Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Nationwide Innovator Corporate VUL | Additional Term Insurance Rider Specified Amount Charge
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Additional Term Insurance RiderSpecified Amount Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.00 per $1,000 of Rider Specified Amount

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.00%
Nationwide Innovator Corporate VUL | Additional Term Insurance Rider
Item 2. Key Information [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	For policies with a Policy Date on or after January 1, 2023, the Representative example for the Additional Term Insurance Rider Cost of Insurance Charge is $0.16 per $1,000 of Rider Death Benefit. For policies with a Policy Date prior to January 1, 2023, the amount to be deducted will be $0.25 per $1,000 of Rider Death Benefit.
Name of Benefit [Text Block]	Additional Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term life insurance on the Insured, in addition to that under the base policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Available for post-issue election until the Insured reaches Attained Age 100● If purchase after the Policy Date, evidence of insurability is required
Name of Benefit [Text Block]	Additional Term Insurance Rider
Operation of Benefit [Text Block]	Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 120. This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 120, regardless whether coverage under the policy is extended beyond the Maturity Date, see Policy Maturity. Additionally, electing coverage under the Additional Term Insurance Rider will result in a lower Enhancement Benefit, if any. Nationwide may prospectively discontinue offering the Additional Term Insurance Rider at any time. Subject to Nationwide’s approval, the Policy Owner may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If the Policy Owner purchases this Rider at the time of application, the effective date of the Rider is the Policy Date. If the Rider is purchased after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the Policy Owner’s written request, unless the Policy Owner specifies and Nationwide approves a different date. The Rider Specified Amount is the amount of insurance coverage provided by the Additional Term Insurance Rider. The Rider Specified Amount and the Base Policy Specified Amount are combined to equal the Total Specified Amount. While the Rider is In Force, the Base Policy Specified Amount must be at least 1% of the minimum Total Specified Amount. The Rider Death Benefit may vary monthly and is based on the death benefit option in effect for the base policy, see Additional Term Insurance Rider Death Benefit Calculation. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value. Monthly Rider charges are different from, and in addition to, the charges assessed under the base policy. The charges associated with the Additional Term Insurance Rider are: •Additional Term Insurance Rider Cost of Insurance Charge; and •Additional Term Insurance Rider Specified Amount Charge.
Example:
Assume the Base Policy Specified Amount is $700,000, Death Benefit Option 2, the
Enhanced Cash Value is $70,000, and the Additional Term Insurance Rider Specified
Amount is $300,000 and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if the policy is not in corridor and there is no
Indebtedness, the Death Benefit Proceeds under the base policy will be $770,000 and the
Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of
$1,070,000.

Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider Cost of Insurance Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The Net Amount At Risk for the Additional Term Insurance Rider is equal to the Rider's Death Benefit (described below). The charge is determined by multiplying the Rider's Death Benefit by the Rider’s cost of insurance rate. Nationwide bases the Additional Term Insurance Rider Cost of Insurance rate on its expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Additional Term Insurance Rider Cost of insurance rate will vary by the Insured's Attained Age, tobacco use, Substandard Ratings, underwriting class and the number of years from the Policy Date. The Rider Cost of Insurance Charge may include a Flat Extra Charge for certain Substandard Ratings, see Cost of Insurance. Additional Term Insurance Rider Specified Amount Charge The Additional Term Insurance Rider Specified Amount Charge is deducted proportionally from the Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Policy Specified Amount and Rider Specified Amount. The charge is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and Rider charges. The maximum guaranteed monthly Additional Term Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Rider Specified Amount. To determine Total Specified Amount charges, add the amount of the Base Policy Specified Amount charge to the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount elected. The end result is a charge blending. Policy Charge Blending and Compensation When the Additional Term Insurance Rider is elected, the Rider's charges are blended with the base policy's charges. "Blending" means that the charge associated with the Base Policy Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added. For example, if 80% is allocated to Base Policy Specified Amount and 20% to Rider Specified Amount, the total charges are determined by multiplying the charges under the Base Policy Specified Amount by 80% and independently multiplying the charges under the Rider Specified Amount charge by 20% and then adding the result of these two calculations to determine total policy charges. In most instances, overall policy charges are lower if the Policy Owner allocates as much coverage percentage as possible to the Rider. Rider charges generally are lower than base policy charges due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased. Generally, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy, see Appendix D: Examples of Policy Charge Blending. Before deciding whether to purchase the Additional Term Insurance Rider it is important to know that when the Rider is purchased, the compensation received by the financial professional and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time. A financial professional can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Rider. Rider Specified Amount Increases and Decreases All increases and decreases of Rider Specified Amount, including decreases due to partial surrenders, are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount. If the Policy Owner purchases this Rider and increases the Total Specified Amount then the overall monthly charges associated with the policy will increase, even if the Base Policy Specified Amount is not increased. Additional Term Insurance Rider Death Benefit Calculation The death benefit option chosen for the base policy will also be the death benefit option for the Rider and used in the calculation of the Rider Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Additional Term Insurance Rider Death Benefit is calculated as follows: (1)the total Net Amount At Risk for the policy and this Rider; multiplied by (2)the Rider Specified Amount; divided by (3)the Total Specified Amount. Depending on the policy’s Cash Value, the Rider Death Benefit may be less than the Rider Specified Amount. The Rider Death Benefit is then added to the base policy’s Death Benefit to determine the total Death Benefit. The base policy's Death Benefit is calculated using the formula below: [CV + (Total NAAR)] x [(Base Policy Specified Amount)/ (Total Specified Amount)] Where: CV is the Cash Value of the policy; and Total NAAR is the total Net Amount At Risk, which is the Death Benefit minus the Cash Value. The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio the Base Policy Specified Amount bears to the Total Specified Amount. Terminating the Rider This Rider can be terminated by submitting a written request to the Service Center. Nationwide may require that the policy be submitted for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as life insurance under the Code. This Rider also terminates upon the earliest of the following dates: •the date the policy is surrendered or terminated; •the date the policy Lapses; •the Insured's death; or •the date the Insured reaches Attained Age 120. Nationwide may deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Policy Owner if the policy's status is in jeopardy. There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value available upon termination. In most instances, terminating the Rider will not be to the Policy Owner’s advantage. Consult with a financial professional before deciding to terminate coverage under this Rider.
Nationwide Innovator Corporate VUL | Death Benefit Option 1
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Death Benefit Option 1 The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by Policy Owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Nationwide Innovator Corporate VUL | Death Benefit Option 2
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Death Benefit Option 2 The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by Policy Owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Nationwide Innovator Corporate VUL | Additional Term Insurance Cost of Insurance Charge
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	$0.16 per $1,000 of Rider Death Benefit[8]